Related parties (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2025	Jul. 22, 2025
IfrsStatementLineItems [Line Items]
Voting percentage	10.00%
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	314,292	294,658
Director or officer [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Voting percentage	5.00%